SCHEDULE OF LONG TERM DEBT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Long term debt	$ 5,241,237	$ 11,060,319	$ 12,417,737
Less: current portion	(595,483)	(1,591,919)	(1,390,766)
Long-term debt	4,645,754	9,468,400	11,026,971
EBS and USBA [Member]
Line of Credit Facility [Line Items]
Long term debt		305,996	369,602
CCS [Member]
Line of Credit Facility [Line Items]
Long term debt		507,307	604,830
SWMN [Member]
Line of Credit Facility [Line Items]
Long term debt		593,527	695,758
FIS [Member]
Line of Credit Facility [Line Items]
Long term debt		1,505,894	1,758,558
ABC [Member]
Line of Credit Facility [Line Items]
Long term debt		2,514,031	2,899,409
Barra [Member]
Line of Credit Facility [Line Items]
Long term debt	$ 5,241,237	$ 5,633,564	$ 6,089,580